UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: November 13, 2003



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $100,996
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




ACTIVE POWER INC         COM       00504W100     2,334    833,669   SH         Sole        833,669
AGERE SYS INC            CL B      00845V209       308    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC     COM       00950H102     3,474  1,510,253   SH         Sole      1,510,253
AON CORP                 COM       037389103       202      9,675   SH         Sole          9,675
ASHLAND INC              COM       044204105       234      7,125   SH         Sole          7,125
AVANT IMMUNOTHER         COM       053491106     2,178    903,708   SH         Sole        903,708
BEMA GOLD CORP           COM       08135F107       117     46,000   SH         Sole         46,000
BOEING CO                COM       097023105       280      8,150   SH         Sole          8,150
CAPSTONE TURBINE CORP    COM       14067D102     3,828  2,025,467   SH         Sole      2,025,467
CARDIAC SCIENCE INC      COM       141410209        87     21,000   SH         Sole         21,000
CASL MALE RTL GRP INC    COM       148711104       120     16,200   SH         Sole         16,200
CISCO SYS INC            COM       17275R102       308     15,707   SH         Sole         15,707
CIT GROUP INC            COM       125581108       263      9,150   SH         Sole          9,150
CNF INC                  COM       12612W104       276      8,600   SH         Sole          8,600
COMMERCE ONE INC DEL     COM       200693208       249     99,727   SH         Sole         99,727
CYBERONICS INC           COM       23251P102    35,061  1,136,489   SH         Sole      1,136,489
DENDREON CORP            COM       24823Q107     1,945    219,816   SH         Sole        219,816
DISCOVERY LAB INC        COM       254668106        95     13,150   SH         Sole         13,150
DIVERSA CORP             COM       255064107    12,703  1,639,153   SH         Sole      1,639,153
DYAX CORP                COM       26746E103     1,748    284,616   SH         Sole        284,616
GENAERA CORP             COM       36867G100     1,239    261,890   SH         Sole        261,890
GENVEC INC               COM       37246C109     9,382  2,591,790   SH         Sole      2,591,790
GENZYME CORPORATION      COM       372917104       538     11,613   SH         Sole         11,613
HANDSPRING INC           COM       410293104        65     57,750   SH         Sole         57,750
INFINITY INC             COM       45663L403        55     12,500   SH         Sole         12,500
IVILLAGE INC             COM       46588H105     3,710  1,672,319   SH         Sole      1,672,319
LUCENT TECHNLOGIES       COM       549463107       870    402,614   SH         Sole        402,614
MILLENNIUM PHARMACTLS    COM       599902103     1,235     79,938   SH         Sole         79,938
MISSION RESOURCES CORP   COM       605109107     1,286    537,878   SH         Sole        537,878
MRO SOFTWARE INC         COM       55347W105       248     18,153   SH         Sole         18,153
ONESOURCE INFO SVCS      COM       68272J106     3,154    368,065   SH         Sole        368,065
QUOVADX INC              COM       74913K106       238     62,686   SH         Sole         62,686
SERVICEMASTER CO         COM       81760N109       121     11,750   SH         Sole         11,750
SHIRE PHARMACTCLS        SPONS ADR 82481R106     1,105     50,000   SH         Sole         50,000
SILICON LABORATORIES     COM       826919102     3,674     81,729   SH         Sole         81,729
TELLABS INC              COM       879664100       116     17,075   SH         Sole         17,075
TENET HEALTHCARE CORP    COM       88033G100       188     12,950   SH         Sole         12,950
VICURON PHARMCTLS INC    COM       926471103     7,448    421,055   SH         Sole        421,055
WASHINGTON MUT INC       COM       939322103       273      4,025   SH         Sole          4,025
WHIRLPOOL CORP           COM       963320106       242      3,575   SH         Sole          3,575




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